Asset Retirement Obligations and Accrued Environmental Costs - Summary of Reconciliation of Asset Retirement, Environmental Restoration Obligations (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Other provisions beginning balance	$ 723
Merger impact 1	1,133
Recorded in earnings	76
Capitalized to property, plant and equipment	9
Settled during the year	(69)
Foreign currency translation	(43)
Other provisions ending balance	1,829
Current liabilities
Payables and accrued charges (Note 19)	156
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,673
Asset retirement obligations [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Other provisions beginning balance	702
Merger impact 1	608
Recorded in earnings	64
Capitalized to property, plant and equipment	9
Settled during the year	(57)
Foreign currency translation	(31)
Other provisions ending balance	1,295
Current liabilities
Payables and accrued charges (Note 19)	122
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,173
Accrued environmental costs [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Other provisions beginning balance	21
Merger impact 1	525
Recorded in earnings	12
Settled during the year	(12)
Foreign currency translation	(12)
Other provisions ending balance	534
Current liabilities
Payables and accrued charges (Note 19)	34
Non-current liabilities
Asset retirement obligations and accrued environmental costs	$ 500